Label	Element	Value
Global X Funds | Global X Education ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL X EDUCATION ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X EDUCATION ETF (EDUT)

a series of the
Global X Funds

Supplement dated October 13, 2023 to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated April 1, 2023, as may be further supplemented

The Board of Trustees (“Board”) of the Global X Funds (“Trust”), based upon the recommendation of Global X Management Company LLC (“Adviser”), the Trust’s adviser, on October 12, 2023, determined to liquidate and terminate the Global X Education ETF (the “Fund”). Due to the Fund’s assets remaining quite small and the expectation that the assets of the Fund will not grow sufficiently in the foreseeable future, the Adviser believes that it is in the best interests of the Fund and its shareholders for the Fund’s business and operations not to continue. After considering all the information presented to the Board, the Board concluded that it would be in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. As of the close of regular trading on the The NASDAQ Stock Market LLC ("NASDAQ") on November 10, 2023 (“Closing Date”), the shares of the Fund will cease trading on the NASDAQ and will be closed to purchases by investors. In order to facilitate orderly capital markets activity, the Fund anticipates permitting purchases and redemptions of creation units in the Fund until it is delisted from the exchange.

Shareholders may sell their holdings in the Fund prior to the close of regular trading on the Closing Date and customary brokerage charges may apply to these transactions.  Prior to the Closing Date, the Fund will be in the process of winding up its operations in an orderly fashion and liquidating its portfolio. This necessary process will result in the Fund not tracking its underlying index and increasing its cash holdings, which may not be consistent with the Fund’s investment objective and strategy.

On or about November 17, 2023, the Fund will liquidate its assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed their shares in an amount equal to the net asset value of their shares as of the close of business on that date. These distributions are taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. Once the distributions are complete, the Fund will terminate. The Adviser will bear all fees and expenses that may be incurred in connection with the liquidation of the Fund and the distribution of cash proceeds to investors in the Fund, other than brokerage fees and expenses.

For more information, please contact the Fund at 1-888-493-8631.

Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X Education ETF | Global X Education ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EDUT